SELECTED STATEMENTS OF INCOME DATA - Schedule of Financial Income/(Expenses) and Other, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement Related Disclosures [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities, net	$ 13,659	$ 13,751	$ 17,596
Interest	4,720	200	1,543
Financial income	18,379	13,951	19,139
Interest	(1,127)	(10,061)	(7,770)
Loss in respect of debt extinguishment	(1,206)	(13,969)	0
Debt issuance costs amortization	(1,996)	(610)	(3,650)
Exchangeable senior notes amortization of discount	(2,587)	(5,708)	(9,648)
Exchange rates differences	(301)	(4,131)	(41)
Other	(2,774)	(2,958)	(2,731)
Financial expense	(9,991)	(37,437)	(23,840)
Other (expenses) Income, net	1,771	196	(158)
Financial income and other, net	$ 10,159	$ (23,290)	$ (4,859)